Investment Objectives and Goals	Aug. 28, 2026
VegaShares AI Advanced Chip Packaging ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGAshares Ai ADVANCED CHIP PACKAGING ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares AI Advanced Chip Packaging ETF (the “Fund”) seeks capital appreciation.
VegaShares AI Inference Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGAshares Ai Inference Infrastructure ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares AI Inference Infrastructure ETF (the “Fund”) seeks capital appreciation.
VegaShares AI On-Devices ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGAshares ai On-devices ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares AI On-Devices ETF (the “Fund”) seeks capital appreciation.